SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION

	Consolidated	US	Taiwan	Consolidated	US	Taiwan
	Three Months Ended September 30, 2025			Three Months Ended September 30, 2024

Revenues	$1,651,787	$76,929	$1,574,858	$2,398,162	$313,969	$2,084,193
Cost of Goods Sold	1,134,510	61,086	1,073,424	1,987,680	256,501	1,731,179
Gross Profit	517,277	15,843	501,434	410,482	57,468	353,014
	31%	21%	32%	17%	18%	17%

Operating Expenses
Salaries and Payroll Expenses	350,987	226,529	124,459	351,086	257,834	93,252
Travel and Entertainment	129,963	112,073	17,890	131,745	115,264	16,481
Marketing	84,383	84,383	-	99,187	99,187	-
Public Company expenses	81,432	81,432	-	35,636	35,636	-
Audit and Accounting	27,752	27,752	-	91,724	91,724	-
Research and Development	25,750	25,750		39,250	39,250
Rent	(24,884)	(36,923)	12,039	21,382	11,031	10,351
Other operating expenses	56,197	6,850	49,347	249,404	210,458	38,946
Total Operating Expenses	731,580	527,846	203,734	1,019,415	860,384	159,031
Loss (Income) from Operations	(214,303)	(512,003)	297,700	(608,932)	(802,916)	193,984
Interest Income and Other (Expenses), net	(6,386)	(2,469)	(3,917)	27,428	6,248	21,180
Net loss before Income Tax	(220,689)	(514,472)	293,783	(581,504)	(796,668)	215,164
Income Tax Expense	(615)	-	(615)	131	-	131
Net loss	$(221,304)	$(514,472)	$293,168	$(581,373)	$(796,668)	$215,295

	Consolidated	US	Taiwan	Consolidated	US	Taiwan
	Nine Months Ended September 30, 2025			Nine Months Ended September 30, 2024

Revenues	$4,654,270	$697,032	$3,957,238	$4,278,983	$629,028	$3,649,955
Cost of Goods Sold	3,404,012	522,398	2,881,614	3,185,443	498,593	2,686,850
Gross Profit	1,250,258	174,634	1,075,624	1,093,540	130,435	963,105
	27%	25%	27%	26%	21%	26%

Operating Expenses
Salaries and Payroll Expenses	1,074,466	754,572	319,894	1,017,208	741,839	275,369
Travel and Entertainment	395,170	350,016	45,154	400,266	360,451	39,815
Marketing	253,482	253,482	-	324,629	324,629	-
Public Company expenses	141,722	141,722	-	460,224	460,224	-
Audit and Accounting	303,411	303,411	-	278,718	278,718	-
Research and Development	110,250	110,250	-	339,350	339,350	-
Rent	52,828	17,591	35,237	106,530	74,638	31,892
Other operating expenses	501,151	367,181	133,970	715,824	562,066	153,759
Total Operating Expenses	2,832,480	2,298,225	534,255	3,642,749	3,141,915	500,834
Loss (Income) from Operations	(1,582,222)	(2,123,591)	541,369	(2,549,209)	(3,011,480)	462,271
Interest Income and Other (Expenses), net	44,241	35,183	(1,744)	111,721	81,635	30,086
Net loss before Income Tax	(1,548,782)	(2,088,407)	539,625	(2,437,486)	(2,929,843)	492,357
Income Tax Expense	(30,443)	$(50)	(30,393)	(32,464)	(1,697)	(30,767)
Net loss	$(1,579,225)	$(2,088,457)	$509,232	$(2,469,950)	$(2,931,540)	$461,590

	Consolidated	US	Taiwan	Consolidated	US	Taiwan
	December 31, 2024			December 31, 2023

Revenues	$6,020,639	$869,261	$5,151,378	$6,495,865	$852,136	$5,643,729
Cost of Goods Sold	4,719,005	615,010	4,103,995	5,428,261	932,868	4,495,393
Gross Profit	1,301,634	254,251	1,047,383	1,067,604	(80,732)	1,148,336
				-
Operating Expenses				-
Salaries and Payroll Expenses	1,667,330	967,793	699,537	1,756,364	988,848	767,516
Pension	21,832		21,832	20,518		20,518
Travel and Entertainment	552,123	483,146	68,977	640,815	587,317	53,498
Stock-based compensation	122,600	122,600		104,600	104,600
Marketing	757,736	757,736		332,852	332,852
Public Company expenses	520,966	520,966		354,215	354,215
Audit and Accounting	312,920	312,920		162,700	162,700
Consulting Services	412,962	412,962		367,148	367,148
Research and Development	363,350	363,350		797,112	797,112
Software Subscription	85,111	85,111		42,209	42,209
Insurance	60,873	12,664	48,209	57,851	12,270	45,581
Rent	142,986	101,731	41,255	123,255	83,002	40,253
Office Supplies and Postage	34,276		34,276	25,813		25,813
Other operating expenses	316,872	215,849	101,023	323,027	270,937	52,090
Total Operating Expenses	5,371,937	4,356,828	1,015,109	5,108,479	4,103,210	1,005,269
Loss (Income) from Operations	(4,070,303)	(4,102,577)	32,274	(4,040,875)	(4,183,943)	143,068
Interest Income and Other (Expenses), net	121,868	95,330	26,538	(83,483)	(84,452)	969
Net loss before Income Tax	$(3,948,435)	$(4,007,247)	$58,812	$(4,124,358)	$(4,268,395)	$144,037

SCHEDULE OF NET ASSETS LIABILITIES BY GEOGRAPHIC REGIONS

The net assets (liabilities) for our significant geographic regions are as follows:

	Net Assets (Liabilities)
	As of	As of
	September 30, 2025	December 31, 2024
United States	$2,426,986	$1,775,554
Republic of China (Taiwan)	$1,341,256	$729,885
Total Consolidated	$3,768,242	$2,505,439

The net assets (liabilities) for our significant geographic regions are as follows:

	Net Assets (Liabilities)
	For the Year Ended	For the Year Ended
	December 31, 2024	December 31, 2023
United States	$1,775,554	$3,741,367
Republic of China (Taiwan)	$729,885	$907,113
Total Consolidated	$2,505,439	$4,648,480

SCHEDULE OF REVENUES BY GEOGRAPHIC REGIONS

The Net Revenues for our significant geographic regions are as follows:

	Net Revenues
	For the Nine months ended	For the Nine months ended
	September 30, 2025	September 30, 2024
United States	$697,032	$629,028
Republic of China (Taiwan)	$3,957,238	$3,649,955
Total Consolidated	$4,654,270	$4,278,983